LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 9) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 27,725,914	$ 27,206,431
Commercial loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	14,071,327	14,140,272
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	9,096,895	8,619,356
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	4,557,692	4,446,803
Non-Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,760,056	$ 25,318,183
Overdue loans (less than 90 days) presented as portfolio percentage	2.53%	2.57%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,107,730	$ 24,667,787
Non-Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	416,338	279,560
Non-Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	235,988	370,836
Non-Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 12,895,139	$ 12,938,296
Overdue loans (less than 90 days) presented as portfolio percentage	122.00%	1.33%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Commercial loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 12,737,508	$ 12,765,961
Non-Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	103,908	97,302
Non-Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	53,723	75,033
Non-Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,634,351	$ 8,221,668
Overdue loans (less than 90 days) presented as portfolio percentage	3.20%	3.37%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,357,733	$ 7,944,260
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	180,294	69,227
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	96,324	208,181
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,230,566	$ 4,158,219
Overdue loans (less than 90 days) presented as portfolio percentage	5.15%	4.83%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,012,489	$ 3,957,566
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	132,136	113,031
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	85,941	87,622
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 1,803,173	$ 1,614,813
Overdue loans (less than 90 days) presented as portfolio percentage	26.04%	23.31%
Overdue loans (90 days or more) presented as portfolio percentage	34.09%	33.51%
Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 718,849	$ 697,662
Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	231,189	81,297
Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	238,361	295,185
Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	614,774	541,297
Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 1,013,503	$ 928,541
Overdue loans (less than 90 days) presented as portfolio percentage	19.80%	16.60%
Overdue loans (90 days or more) presented as portfolio percentage	35.81%	33.55%
Impaired Portfolio [Member] | Commercial loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 449,895	$ 463,176
Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	110,834	35,777
Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	89,806	118,461
Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	362,968	311,755
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 462,544	$ 397,688
Overdue loans (less than 90 days) presented as portfolio percentage	31.24%	29.87%
Overdue loans (90 days or more) presented as portfolio percentage	34.43%	36.48%
Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 158,770	$ 133,816
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	74,072	12,984
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	70,437	105,804
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	159,265	145,084
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 327,126	$ 288,584
Overdue loans (less than 90 days) presented as portfolio percentage	38.03%	35.85%
Overdue loans (90 days or more) presented as portfolio percentage	28.29%	29.27%
Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 110,184	$ 100,670
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	46,283	32,536
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	78,118	70,920
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	92,541	84,458
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 27,563,229	$ 26,933,624
Overdue loans (less than 90 days) presented as portfolio percentage	4.07%	3.81%
Overdue loans (90 days or more) presented as portfolio percentage	2.23%	2.01%
Total Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,826,579	$ 25,365,449
Total Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	647,527	360,857
Total Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	474,349	666,021
Total Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	614,774	541,297
Total Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 13,908,642	$ 13,867,465
Overdue loans (less than 90 days) presented as portfolio percentage	2.58%	2.35%
Overdue loans (90 days or more) presented as portfolio percentage	2.61%	2.25%
Total Impaired Portfolio [Member] | Commercial loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 13,187,403	$ 13,229,137
Total Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	214,742	133,079
Total Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	143,529	193,494
Total Impaired Portfolio [Member] | Commercial loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	362,968	311,755
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 9,096,895	$ 8,619,356
Overdue loans (less than 90 days) presented as portfolio percentage	4.63%	4.60%
Overdue loans (90 days or more) presented as portfolio percentage	1.75%	1.68%
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,516,503	$ 8,078,076
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	254,366	82,211
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	166,761	313,985
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	159,265	145,084
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,557,692	$ 4,446,803
Overdue loans (less than 90 days) presented as portfolio percentage	7.51%	6.84%
Overdue loans (90 days or more) presented as portfolio percentage	2.03%	1.90%
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,122,673	$ 4,058,236
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	178,419	145,567
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	164,059	158,542
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 92,541	$ 84,458